RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTIES [Abstract]
Schedule of Target-based Cash Incentives	24,001 - 27,500 20% 27,501-31,000 45% 31,001-35,000 75% 35,001-39,000 110% Above 39,001 150%